SIDLEY AUSTIN LLP 60 STATE STREET 36TH FLOOR BOSTON, MA 02109 +1 617 223 0300

+1 617 223 0301 FAX

AMERICA ∙ ASIA PACIFIC ∙ EUROPE

May 20, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Balanced Capital Portfolio, BlackRock Capital Appreciation Portfolio,
BlackRock Global Allocation Portfolio and BlackRock Government Money Market
Portfolio, each a series of BlackRock Series Fund, Inc.
(Securities Act File No. 2-69062, Investment Company Act File No. 811-03091)

Ladies and Gentlemen:

On behalf of BlackRock Series Fund, Inc., attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectuses of BlackRock Balanced Capital Portfolio, BlackRock Capital Appreciation Portfolio, BlackRock Global Allocation Portfolio and BlackRock Government Money Market Portfolio (the "Funds"), dated May 1, 2020, as filed pursuant to Rule 497(c) under the Securities Act of 1933, on May 1, 2020 (the "497 Filing"). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (617) 223-

0373.

Very truly yours,

/s/ Louisa Kiu

 Louisa Kiu

Enclosures

cc:Janey Ahn

John A. MacKinnon Jesse C. Kean

Sidley Austin (NE) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.